Shareholders' Equity (Details 2)	12 Months Ended
Dec. 31, 2017 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year	2,733,166
Outstanding at end of year	2,360,647
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year
Granted	94,570
Vested
Forfeited	(5,811)
Outstanding at end of year	88,759